Goodwill And Other Intangible Assets, Net (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 06, 2009 UST [Member]	Dec. 31, 2007 Middleton [Member]	Dec. 31, 2011 Definite-Lived Intangible Assets [Member] years
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 11,701,000,000	$ 11,701,000,000		$ 9,100,000,000	$ 2,600,000,000
Definite-lived intangible assets amortization period, maximum, in years						25
Definite-lived intangible assets amortization expense	20,000,000	20,000,000	20,000,000
Estimated future amortization, year 1	20,000,000
Estimated future amortization, year 2	20,000,000
Estimated future amortization, year 3	20,000,000
Estimated future amortization, year 4	20,000,000
Estimated future amortization, year 5	20,000,000
Changes in goodwill	0	0
Changes in other intangible assets	$ 0	$ 0